28 INSURANCE (Details Narrative) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Insurance [Abstract]
Amount of insured assets	R$ 600
Description of insured assets	The maximum limit of indemnity is US$600 million and deductibles in the amount of US$385 million for material damages.